Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005453 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005453 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005453 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005453 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005453 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005453 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005453 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005453 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005453 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005453 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005453 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000005453 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005453 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005453 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005453 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005453 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005453 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005453 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005453 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005454 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005454 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005454 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005454 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005454 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005454 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005454 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005454 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005454 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005454 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000005454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005454 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005454 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005454 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005455 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005455 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005455 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005455 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005455 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005455 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005455 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005455 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005455 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005455 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005455 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000005455 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005455 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005455 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005455 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005455 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005455 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005455 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005455 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159680 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159680 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159680 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159680 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159680 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159680 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159680 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159680 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159680 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159680 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000159680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000159680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000159680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159680 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159680 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159680 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159680 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219315 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000219315 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000219315 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219315 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219315 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219315 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219315 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219315 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219315 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219315 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219315 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000219315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000219315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000219315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219315 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219315 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219315 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%